Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2018
Taxes on Income [Abstract]
Schedule of deferred tax liabilities and assets
	December 31,
	2017	2018

Carryforward tax losses	$3,764	$3,538
Share-based compensation	424	976
R&D expenses	1,331	1,414
Other temporary differences	552	1,354

Deferred tax assets	6,071	7,282

Deferred tax liability due to property, plant and equipment	(4)	(10)

Valuation allowance	(5,503)	-

Deferred tax assets, net	$564	$7,272

Schedule of income (loss) before income taxes
	Year ended December 31,
	2016	2017	2018

Domestic	$(507)	$(3,328)	$4,458
Foreign	1,983	1,697	2,579

Income (loss) before income taxes	$1,476	$(1,631)	$7,037

Schedule of taxes on income
	Year ended December 31,
	2016	2017	2018

Current taxes	$829	$509	$1,088
Deferred taxes	(181)	(125)	(6,480)

	$648	$384	$(5,392)

Domestic	$(70)	$(594)	$(6,050)
Foreign	718	978	658

	$648	$384	$(5,392)

	Year ended December 31,
	2016	2017	2018
Domestic taxes:

Current taxes	$(70)	$(594)	$333
Deferred taxes	-	-	(6,383)

	(70)	(594)	(6,050)

Foreign taxes:

Current taxes	899	1,103	755
Deferred taxes	(181)	(125)	(97)

	718	978	658

Taxes on income	$648	$384	$(5,392)

Schedule of unrecognized tax benefits
	December 31,
	2017	2018

Beginning of year	$1,691	$1,521
Increases related to tax positions taken during prior years	-	452
Decreases related to expiration of statute of limitations	(594)	-
Increases related to tax positions taken during the current year	218	313
Cumulative translation adjustments and other	206	(46)

Balance at December 31 *)	$1,521	$2,240

*) As of December 31, 2017, and 2018 unrecognized tax benefit in the amount of $905 and $1,218 were presented as a reduction from deferred taxes.

Schedule of statutory tax rate
	Year ended December 31,
	2016	2017	2018

Income (loss) before taxes, as reported in the consolidated statements of income	$1,476	$(1,631)	$7,037

Theoretical tax expense (benefit) at the Israeli statutory tax rate	369	(392)	1,618
Tax adjustment in respect of different tax rate of foreign subsidiaries	114	111	43
Non-deductible expenses and other permanent differences	140	143	64
Deferred taxes on losses and other temporary differences for which valuation allowance was provided, net	318	1,899	(5,503)
Stock based compensation	716	996	1,161
Change in tax rate	240	355	-
Beneficiary enterprise benefits (*)	(1,190)	(2,360)	(3,469)
Increase (Decrease) in other uncertain tax positions	(70)	(376)	765
Other	11	8	(71)

Actual tax expense (benefit)	$648	$384	$(5,392)

(*) Basic and diluted earnings per share amounts of the benefit resulting from the “Beneficiary Enterprise” status	0.04	0.07	0.10